Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Class A Ordinary Shares
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	200,000,000	200,000,000
Ordinary stock, shares issued	21,791,055	21,791,055
Ordinary stock, shares outstanding	21,791,055	21,791,055
Class B Ordinary Shares
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	200,000,000	200,000,000
Ordinary stock, shares issued	7,100,000	7,100,000
Ordinary stock, shares outstanding	7,100,000	7,100,000